UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2003
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          8/13/03
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        67
                                               -------------

Form 13F Information Table Value Total:        $5,574,684
                                               -------------
                                               (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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

                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
ADVANCEPCS                      COM           00790K109  135,534  3,543,383    SH        SOLE           3,543,383
------------------------------------------------------------------------------------------------------------------------------------
ADVISORY BRD CO                 COM           00762W107   24,195    600,978    SH        SOLE             600,978
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM           008252108    4,663     76,500    SH        SOLE              76,500
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       COM           031162100   29,574    448,500    SH        SOLE             448,500
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  COM           023135106   50,848  1,400,000    SH  PUT   SOLE           1,400,000
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC                CL A          037604105  439,604  7,113,337    SH        SOLE           7,113,337
------------------------------------------------------------------------------------------------------------------------------------
ARBITRON INC                    COM           03875Q108   44,082  1,234,800    SH        SOLE           1,234,800
------------------------------------------------------------------------------------------------------------------------------------
AVON PR0DS INC                  COM           054303102  127,081  2,043,100    SH        SOLE           2,043,100
------------------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                   COM           06423A103   59,607  1,603,200    SH        SOLE           1,603,200
------------------------------------------------------------------------------------------------------------------------------------
BEAZER HOMES USA INC            COM           07556Q105   44,163    528,900    SH        SOLE             528,900
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100   92,784  2,390,120    SH        SOLE           2,390,120
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106    5,354  1,136,800    SH        SOLE           1,136,800
------------------------------------------------------------------------------------------------------------------------------------
BROWN & BROWN INC               COM           115236101   31,057    955,600    SH        SOLE             955,600
------------------------------------------------------------------------------------------------------------------------------------
CARDINAL HEALTH INC             COM           14149Y108   62,281    968,600    SH        SOLE             968,600
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109  298,283  4,367,243    SH        SOLE           4,367,243
------------------------------------------------------------------------------------------------------------------------------------
CARMAX INC                      COM           143130102  261,003  8,656,800    SH        SOLE           8,656,800
------------------------------------------------------------------------------------------------------------------------------------

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

CHARLES RIVER LABS INTL INC     COM           159864107   51,684  1,606,100    SH        SOLE           1,606,100
------------------------------------------------------------------------------------------------------------------------------------
CHICAGO MERCANTILE HLDGS INC    CL A          167760107   11,197    160,800    SH        SOLE             160,800
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT                     COM           170388102   45,597  1,320,899    SH        SOLE           1,320,899
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP           COM           14040H955   59,016  1,200,000    SH  PUT   SOLE           1,200,000
------------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW               CL A SPL       20030N200  110,162  3,800,012    SH        SOLE           3,800,012
------------------------------------------------------------------------------------------------------------------------------------
CORPORATE EXECUTIVE BRD CO      COM           21988R102   50,919  1,256,953    SH        SOLE           1,256,953
------------------------------------------------------------------------------------------------------------------------------------
CV THERAPEUTICS                 COM           126667104    1,489     50,000    SH  PUT   SOLE              50,000
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP              COM           247025109  125,573  3,943,877    SH        SOLE           3,943,877
------------------------------------------------------------------------------------------------------------------------------------
DICKS SPORTING GOODS INC        COM           253393102   52,752  1,438,155    SH        SOLE           1,438,155
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                        COM           278642103  320,263  3,079,453    SH        SOLE           3,079,453
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                COM           277461109   24,615    900,000    SH  PUT   SOLE             900,000
------------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC             COM           285512109   94,396  1,277,351    SH        SOLE           1,277,351
------------------------------------------------------------------------------------------------------------------------------------
EXPEDIA INC                     CL A          302125109  374,351  4,916,615    SH        SOLE           4,916,615
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM           302130109   62,459  1,812,498    SH        SOLE           1,812,498
------------------------------------------------------------------------------------------------------------------------------------
EXPRESS SCRIPTS INC             COM           302182100  168,869  2,468,484    SH        SOLE           2,468,484
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC           COM           307000109   41,007  1,074,900    SH        SOLE           1,074,900
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP        COM           313400301  169,927  3,347,000    SH        SOLE           3,347,000
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   38,649    535,900    SH        SOLE             535,900
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103       29      1,000    SH        SOLE               1,000
------------------------------------------------------------------------------------------------------------------------------------
INTERGRAPH CORP                 COM           458683109   20,763    982,180    SH        SOLE             982,180
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GAME TECHNOLOG    COM           459902102  101,777    994,600    SH        SOLE             994,600
------------------------------------------------------------------------------------------------------------------------------------

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

INTERNATIONAL SPEEDWAY CORP     CL A          460335201   17,384    440,000    SH        SOLE             440,000
------------------------------------------------------------------------------------------------------------------------------------
INTUIT INC                      COM           461202103   54,369  1,219,035    SH        SOLE           1,219,035
------------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                 COM           462846106   42,047  1,133,648    SH        SOLE           1,133,648
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM           49455P101  191,488  3,503,900    SH        SOLE           3,503,900
------------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                     CL A          526057104  159,345  2,228,600    SH        SOLE           2,228,600
------------------------------------------------------------------------------------------------------------------------------------
LOWES COS INC                   COM           548661107   62,067  1,445,100    SH        SOLE           1,445,100
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100      717    107,000    SH  PUT   SOLE             107,000
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP                     COM NEW       577729205   34,742  4,626,100    SH        SOLE           4,626,100
------------------------------------------------------------------------------------------------------------------------------------
MILLENNIUM PHARMACEUTICALS I    COM           599902103   34,789  2,211,662    SH        SOLE           2,211,662
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM           615369105   50,043    949,400    SH        SOLE             949,400
------------------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES LTD           SHS           G6359F103   59,697  1,509,400    SH        SOLE           1,509,400
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106   42,092    927,130    SH        SOLE             927,130
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC        COM           742674104    3,717    218,666    SH        SOLE             218,666
------------------------------------------------------------------------------------------------------------------------------------
PROGRESSIVE CORP OHIO           COM           743315103   36,323    496,900    SH        SOLE             496,900
------------------------------------------------------------------------------------------------------------------------------------
PROVIDENT FINL SVCS INC         COM           74386T105   33,431  1,754,900    SH        SOLE           1,754,900
------------------------------------------------------------------------------------------------------------------------------------
PULTE HOMES INC                 COM           745867101   76,360  1,238,400    SH        SOLE           1,238,400
------------------------------------------------------------------------------------------------------------------------------------
RESOURCES CONNECTION INC        COM           76122Q105    3,123    130,823    SH        SOLE             130,823
------------------------------------------------------------------------------------------------------------------------------------
RYLAND GROUP INC                COM           783764103   59,649    859,500    SH        SOLE             859,500
------------------------------------------------------------------------------------------------------------------------------------
SEARS ROEBUCK & CO              COM           812387108  174,656  5,191,900    SH  PUT   SOLE           5,191,900
------------------------------------------------------------------------------------------------------------------------------------
SCHLUMBERGER LTD                COM           806857108   55,519  1,167,100    SH        SOLE           1,167,100
------------------------------------------------------------------------------------------------------------------------------------



SELECT COMFORT CORPORATION      COM           81616X103   11,514    699,924    SH        SOLE             699,924
------------------------------------------------------------------------------------------------------------------------------------
SLM CORP                        COM           78442P106  162,755  4,155,100    SH        SOLE           4,155,100
------------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   44,685  1,164,896    SH        SOLE           1,164,896
------------------------------------------------------------------------------------------------------------------------------------
STRAYER ED INC                  COM           863236105   37,977    477,392    SH        SOLE             477,392
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICALS INDS LTD   ADR           881624209   52,089    915,450    SH        SOLE             915,450
------------------------------------------------------------------------------------------------------------------------------------
UNITEDHEALTH GROUP INC          COM           91324P102  227,170  4,520,800    SH        SOLE           4,520,800
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC                      CL B          925524308   24,725    566,300    SH        SOLE             566,300
------------------------------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS INTL INC NEW    COM           948626106   88,528  1,946,100    SH        SOLE           1,946,100
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   70,152    177,600    SH        SOLE             177,600
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   27,924    956,300    SH        SOLE              956,300
